13A LOAN AGREEMENT WITH STERLING NATIONAL BANK (Details Narrative)	Sep. 30, 2016 USD ($)
Accounting Policies [Abstract]
Amount company can borrow	$ 10,000,000
Amount in pricipal for revolving loans	8,000,000
Term loan amount	2,000,000
Amount for letters of credit	$ 200,000